UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22532

Name of Fund: Royce Global Value Trust, Inc.
Fund Address: 745 Fifth Avenue
                        New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2015

Date of reporting period: 3/31/2015

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL VALUE TRUST
MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 102.3%

Argentina – 0.9%
BBVA Banco Frances ADR [1],[2]	44,000	$898,480

Total		898,480

Australia – 1.2%
ALS	45,300	170,062
Collection House	140,658	248,087
Imdex [3]	1,174,100	321,738
Medusa Mining [3]	82,600	59,194
Programmed Maintenance Services	71,600	131,718
TFS Corporation	85,000	113,562
Webjet	31,300	93,947

Total		1,138,308

Austria – 2.0%
Mayr-Melnhof Karton	7,500	774,027
Semperit AG Holding	19,300	906,052
Zumtobel Group	8,200	203,432

Total		1,883,511

Belgium – 1.5%
BHF Kleinwort Benson Group [3]	153,000	771,878
Ion Beam Applications [3]	14,300	367,549
Picanol Group [3]	1,400	61,253
Van de Velde	3,436	190,657

Total		1,391,337

Bermuda – 1.6%
Lazard Cl. A [1],[2]	29,000	1,525,110

Total		1,525,110

Brazil – 3.2%
Brasil Brokers Participacoes	292,500	250,200
CETIP - Mercados Organizados	97,000	968,009
MAHLE Metal Leve	50,000	311,761
Mills Estruturas e Servicos de Engenharia	12,800	31,804
T4F Entretenimento [3]	190,500	131,315
Totvs	73,000	834,861
Valid Solucoes	40,000	555,843

Total		3,083,793

Canada – 7.8%
Agnico Eagle Mines [2]	20,000	558,800
AirBoss of America	10,300	125,726
Alamos Gold	38,000	222,620
Canyon Services Group	10,900	56,800
COM DEV International	27,000	91,880
Computer Modelling Group	43,300	434,863
E-L Financial	900	468,991
FLYHT Aerospace Solutions [3]	140,000	24,871
Franco-Nevada Corporation [2]	20,900	1,014,486
HNZ Group	5,700	81,007
Horizon North Logistics	41,100	75,285
Magellan Aerospace	34,000	359,717
Major Drilling Group International	110,500	599,372
MTY Food Group	6,800	185,872
Pan American Silver [2]	63,700	558,649
Ritchie Bros. Auctioneers [2]	54,300	1,354,242
Sprott	280,600	598,176
TMX Group	14,000	601,540
Total Energy Services	5,200	57,725

Total		7,470,622

China – 1.6%
Daphne International Holdings	1,696,500	568,672
Daqo New Energy ADR [2],[3]	1,800	47,718
Hopefluent Group Holdings	280,000	82,064
Joyou [3]	15,000	238,210
Noah Holdings ADR [2],[3]	16,700	390,446
Pacific Online	402,700	169,032
Xtep International Holdings	213,000	66,483

Total		1,562,625

Cyprus – 0.2%
Globaltrans Investment GDR [3]	42,000	190,117

Total		190,117

Denmark – 0.6%
Chr Hansen	10,000	459,315
Zealand Pharma [3]	6,200	92,791

Total		552,106

Finland – 1.6%
BasWare	1,100	47,306
Nokian Renkaat	18,000	536,545
Vaisala Cl. A	35,000	981,903

Total		1,565,754

France – 8.9%
aufeminin [3]	3,000	92,899
Gaztransport Et Technigaz	16,000	944,156
Lectra	8,700	122,537
Manutan International	28,700	1,401,681
Neurones	28,450	455,796
Nexity	18,500	773,800
Paris Orleans	30,755	652,120
Prodware [3]	13,600	91,726
Societe Internationale de Plantations
d’Heveas	25,810	932,220
Stallergenes	17,300	948,677
Tarkett	25,000	564,339
Vetoquinol	20,700	803,663
Virbac	3,000	708,950

Total		8,492,564

Germany – 2.7%
Adler Modemaerkte	5,700	73,608
ADLER Real Estate [3]	8,000	115,474
Amadeus Fire	2,000	158,427
CompuGroup Medical	10,000	289,573
GFT Technologies	6,800	134,229
KUKA	9,000	693,400
LPKF Laser & Electronics	50,500	565,820
mutares	900	83,195
Schaltbau Holding	1,400	71,314
SQS Software Quality Systems	11,700	106,310
Tomorrow Focus	39,600	212,853
XING	406	70,059

Total		2,574,262

Greece – 0.4%
Hellenic Exchanges - Athens Stock
Exchange	48,000	240,857
StealthGas [2],[3]	17,000	111,350

Total		352,207

Hong Kong – 9.0%
Anxin-China Holdings [3]	2,500,000	124,216
China Metal International Holdings	430,000	134,264
First Pacific	180,000	180,139
Great Eagle Holdings	240,000	843,687
I.T	500,000	167,701
Le Saunda Holdings	268,600	98,842
Luen Thai Holdings	475,000	88,279
Luk Fook Holdings (International)	120,100	333,530
Midland Holdings [3]	2,150,000	945,697
New World Department Store China	4,500,000	1,118,519
Oriental Watch Holdings	2,223,000	349,115
Pico Far East Holdings	5,600,900	1,293,908
Sitoy Group Holdings	425,000	271,704
Television Broadcasts	81,000	499,879
Texwinca Holdings	1,052,000	956,526
Tse Sui Luen Jewellery (International)	215,000	70,330
Value Partners Group	896,700	847,070
YGM Trading	169,400	272,983

Total		8,596,389

India – 0.3%
Arvind	75,000	312,787

Total		312,787

Indonesia – 0.9%
Ramayana Lestari Sentosa	3,500,000	200,560
Selamat Sempurna	593,300	201,703
Supra Boga Lestari [3]	13,945,000	447,503

Total		849,766

Israel – 0.2%
Fox Wizel	2,900	67,005
Nova Measuring Instruments [3]	7,200	82,944

Total		149,949

Italy – 1.1%
De’Longhi	49,500	1,074,027

Total		1,074,027

Japan – 11.8%
EPS Corporation	75,000	886,514
FamilyMart	8,200	343,333
Freund Corporation	72,200	752,571
Fujimori Kogyo	2,000	59,332
GCA Savvian	8,300	99,610
Itoki Corporation	34,300	218,630
Leopalace21 Corporation [3]	20,600	107,921
Milbon	3,100	99,580
Miraial	25,000	305,181
MISUMI Group	11,600	468,386
Moshi Moshi Hotline	40,000	436,900
Namura Shipbuilding	9,600	90,355
Nishikawa Rubber	25,700	424,614
Nitto Kohki	26,600	479,627
Obara Group	3,900	220,521
Pressance Corporation	3,300	104,888
Relo Holdings	20,000	1,772,621
Santen Pharmaceutical	50,000	727,572
Shimano	5,600	833,656
SPARX Group	66,400	120,002
Square Enix Holdings	16,500	353,736
Sun Frontier Fudousan	10,200	93,979
T Hasegawa	7,000	103,327
Tokai Corporation/Gifu	14,400	490,162
Trancom	22,200	972,830
Trend Micro	10,000	329,945
YAMADA Consulting Group	6,400	185,059
Zuiko Corporation	5,500	210,234

Total		11,291,086

Malaysia – 1.5%
Asia Brands	71,600	50,072
CB Industrial Product Holding	1,000,000	550,848
CB Industrial Product Holding
(Warrants) [3]	50,000	6,480
Media Chinese International	2,000,000	366,799
Media Prima	199,500	91,574
NTPM Holdings	1,742,300	350,483

Total		1,416,256

Mexico – 1.7%
Bolsa Mexicana de Valores	650,000	1,107,942
Fresnillo	55,000	555,191

Total		1,663,133

Netherlands – 0.3%
Fugro [3]	12,500	334,983

Total		334,983

New Zealand – 0.2%
Trade Me	83,000	229,756

Total		229,756

Norway – 2.1%
Borregaard	15,200	112,259
Ekornes	45,000	548,215
Oslo Bors VPS Holding	8,500	100,239
TGS-NOPEC Geophysical	55,000	1,220,757

Total		1,981,470

Philippines – 1.5%
Asian Terminals	375,000	117,591
Universal Robina	270,000	1,363,808

Total		1,481,399

Singapore – 2.7%
Asian Pay Television Trust	150,000	97,281
Hour Glass (The)	1,294,000	698,280
Pan-United Corporation	800,000	469,029
Parkson Retail Asia	274,300	119,926
Silverlake Axis	1,210,000	1,208,085

Total		2,592,601

South Africa – 4.6%
Blue Label Telecoms	690,000	494,754
Cashbuild	20,000	386,011
Coronation Fund Managers	59,000	477,970
JSE	60,000	609,166
Lewis Group	100,000	636,886
Metrofile Holdings	275,700	103,656
Nampak	200,000	669,820
PSG Group	36,500	497,766
Raubex Group	375,000	559,485

Total		4,435,514

South Korea – 1.0%
Eugene Technology	11,536	147,612
Handsome	11,400	337,424
Hankuk Carbon	10,000	66,455
Huvis Corporation	3,900	35,501
Sung Kwang Bend	30,000	367,378

Total		954,370

Spain – 0.1%
Atento [2],[3]	12,000	142,680

Total		142,680

Sri Lanka – 0.1%
Distilleries Company of Sri Lanka	74,100	133,809

Total		133,809

Sweden – 0.4%
Bufab Holding [3]	40,000	232,139
Nolato Cl. B	4,400	106,032
Recipharm [3]	3,300	70,313

Total		408,484

Switzerland – 1.6%
Forbo Holding	675	802,933
Geberit	800	300,317
Straumann Holding	1,500	409,147

Total		1,512,397

Taiwan – 0.8%
Kinik Company	48,500	103,211
Lumax International	60,900	120,039
Makalot Industrial	21,759	156,277
Shih Her Technologies	67,800	114,487
Taiwan Paiho	109,600	263,987

Total		758,001

Turkey – 0.9%
Mardin Cimento Sanayii	475,000	882,165

Total		882,165

United Arab Emirates – 0.7%
Aramex	750,000	705,410

Total		705,410

United Kingdom – 10.4%
Ashmore Group	259,000	1,090,002
Brammer	14,000	83,044
Clarkson	48,800	1,628,089
Consort Medical	92,500	1,179,589
E2V Technologies	270,000	771,958
Elementis	110,000	472,794
Fenner	50,000	148,684
Globo [3]	182,800	136,824
Hargreaves Services	7,500	46,988
ITE Group	200,000	535,240
Jupiter Fund Management	108,000	654,328
Kennedy Wilson Europe Real Estate	54,956	895,611
Luxfer Holdings ADR [2]	4,500	60,165
Mattioli Woods	10,600	80,194
Norcros	492,900	120,656
Pendragon	144,600	84,202
Polypipe Group	57,000	233,506
Rotork	8,900	325,969
Senior	80,000	385,530
Spirax-Sarco Engineering	17,100	863,797
Trifast	82,700	126,300

Total		9,923,470

United States – 14.2%
Artisan Partners Asset
Management Cl. A [2]	5,000	227,300
Bel Fuse Cl. A [2]	26,672	489,165
Brooks Automation [2]	18,100	210,503
Cabot Corporation [1],[2]	10,200	459,000
Commercial Metals [2]	42,000	679,980
Diebold [1],[2]	24,300	861,678
Diodes [2],[3]	20,500	585,480
EnerSys [1],[2]	11,000	706,640
Expeditors International of Washington [2]	19,300	929,874
Fairchild Semiconductor International [2],[3]	49,200	894,456
GrafTech International [2],[3]	48,600	189,054
Greif Cl. A [2]	13,400	526,218
Hallador Energy [2]	18,600	217,434
Innospec [2]	12,457	577,880
KBR [2]	44,400	642,912
Nanometrics [2],[3]	44,500	748,490
Quaker Chemical [2]	8,400	719,376
Rogers Corporation [1],[2],[3]	12,000	986,520
Schnitzer Steel Industries Cl. A [2]	19,100	302,926
SEACOR Holdings [2],[3]	6,000	418,020
Sensient Technologies [1],[2]	12,100	833,448
Sun Hydraulics [2]	15,139	626,149
Tecumseh Products [2],[3]	84,900	240,267
Tennant Company [2]	4,700	307,239
Wiley (John) & Sons Cl. A	3,200	195,648

Total		13,575,657

TOTAL COMMON STOCKS
(Cost $109,426,368)		98,086,355

REPURCHASE AGREEMENT – 5.9%
Fixed Income Clearing Corporation,
0.00% dated 3/31/15, due 4/1/15, maturity value $5,613,000 (collateralized by obligations of various U.S. Government Agencies, 1.84% due 9/18/19, valued at $5,728,500) (Cost $5,613,000)		5,613,000

TOTAL INVESTMENTS – 108.2%
(Cost $115,039,368)		103,699,355

LIABILITIES LESS CASH
AND OTHER ASSETS – (8.2)%		(7,850,111)

NET ASSETS – 100.0%		$95,849,244

[1]	At March 31, 2015, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $6,233,996.
[2]	All or a portion of these securities were pledged as collateral in connection with the revolving credit agreement at March 31, 2015. Total market value of pledged securities at March 31, 2015, was $19,888,858.
[3]	Non-income producing.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $115,779,534. At March 31, 2015, net unrealized depreciation for all securities was $12,080,179, consisting of aggregate gross unrealized appreciation of $8,340,066 and aggregate gross unrealized depreciation of $20,420,245. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015. For a detailed breakout of common stocks by country, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$28,767,145	$69,319,210	$–	$98,086,355
Cash Equivalents	–	5,613,000	–	5,613,000

For the three months ended March 31, 2015, certain securities have transferred in and out of Level 1 and Level 2 measurements. The Fund recognizes transfers between levels as of the end of the reporting period. At March 31, 2015, securities valued at $117,591 were transferred from Level 1 to Level 2 and $3,133,865 from Level 2 to Level 1, within the fair value hierarchy.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Borrowings:
The Fund has entered into a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage Inc. (BNPP). As of March 31, 2015, the Fund has outstanding borrowings of $8,000,000. During the period ended March 31, 2015, the Fund borrowed an average daily balance of $6,755,556. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement necessitating the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPP for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPP, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the amount of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Global Value Trust, Inc.
By:

/s/  Christopher D. Clark
Christopher D. Clark
President, Royce Global Value Trust, Inc.
Date: May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/  Christopher D. Clark
Christopher D. Clark
President, Royce Global Value Trust, Inc.
Date: May 21, 2015

By:

/s/  Peter K. Hoglund
Peter K. Hoglund
Treasurer, Royce Global Value Trust, Inc.
Date: May 21, 2015